Classification of Financial Instruments -Schedule of Analysis of the Movement in the Fair Value of the Deferred and Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
At 1 January	£ 1,674
At 31 December	1,546	£ 1,674
Deferred And Contingent Consideration [Member]
Disclosure of fair value measurement of liabilities [line items]
At 1 January	79
At 31 December	57	79
Level 3 of fair value hierarchy [member] | Deferred And Contingent Consideration [Member]
Disclosure of fair value measurement of liabilities [line items]
At 1 January	(79)	(44)
Exchange differences	3	(7)
Acquisitions	0	(42)
Fair value movements – Income statement	(4)	4
Repayments	23	10
At 31 December	£ (57)	£ (79)